Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS VII, INC.
BlackRock Asian Dragon Fund
(the “Fund”)
Supplement dated August 4, 2021 to the Summary Prospectuses, the
Prospectuses and the Statement of Additional Information of the Fund, each dated August 28, 2020
On July 27, 2021, the Board of Directors (the “Board”) of BlackRock Asian Dragon Fund, Inc. (the “Corporation”) approved certain changes relating to the Corporation. In particular, the Board approved (i) the redesignation of the share classes of the Corporation to a new series of the Corporation named BlackRock Asian Dragon Fund and (ii) a change in the name of the Corporation to “BlackRock Funds VII, Inc.”, in each case effective July 30, 2021.
The Board also approved a change in the name of the Fund to “BlackRock Sustainable Emerging Markets Equity Fund” and certain changes to the Fund’s investment process and investment strategy. In addition to these approvals, the Fund will also make a change to its benchmark index and portfolio managers. These changes are expected to become effective on or about October 28, 2021.
Effective on or about the close of business on October 28, 2021, all of the issued and outstanding shares of Investor C Shares of the Fund (the “Original Shares”) will be converted into Investor A Shares of the Fund (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower net expense ratios than the Original Shares. No sales load, fee or other charge will be imposed on the conversion of these shares. Please refer to the Fund’s Investor A, Institutional and Class R Shares Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.
In addition, effective on or about October 28, 2021, BlackRock Advisors, LLC, the Fund’s investment adviser (“BlackRock”), has agreed contractually to cap net expenses of the Fund at certain levels for the Fund’s Investor A, Institutional, Class R and Class K Shares. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the Prospectuses, exceed a certain limit for the Fund’s Investor A, Institutional, Class R and Class K Shares.
Accordingly, effective July
 30, 2021, the share classes of the Corporation are redesignated to a new series of the Corporation named BlackRock Asian Dragon Fund and the Corporation is renamed BlackRock Funds VII, Inc.
Effective on or about October 28, 2021, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
Change in the Fund’s Name
BlackRock Asian Dragon Fund is renamed BlackRock Sustainable Emerging Markets Equity Fund.
Change in the Fund’s Benchmark Index
The Fund is replacing the MSCI AC Asia ex Japan Index as a performance benchmark against which the Fund measures its performance with the MSCI Emerging Markets Index.
Conversion of Investor C Shares to Investor A Shares
All references to Investor C Shares in the Fund’s Investor A, Institutional and Class R Shares Summary Prospectus and Prospectus and Statement of Additional Information are hereby deleted.
Addition of Contractual Expense Caps
The section of the Investor A, Institutional and Class R Shares Summary Prospectus and Prospectus entitled “Key Facts About BlackRock Asian Dragon Fund — Fees and Expenses of the Fund” or “Fund Overview — Key Facts About BlackRock Asian Dragon Fund — Fees and Expenses of the Fund,” as applicable, is deleted in its entirety and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock or its affiliates. More information about these and other discounts is available from your Financial Intermediary and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 26 and
A-1,
respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page
II-86
of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	1	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee 2	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.50%
Other Expenses	0.38%	0.39%	0.49%
Total Annual Fund Operating Expenses	1.23%	0.99%	1.59%
Fee Waivers and/or Expense Reimbursements 2,3	(0.12)%	(0.13)%	(0.23)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements 2,3	1.11%	0.86%	1.36%

1
A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

2
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 42, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested
directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

3
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 42, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.11% (for Investor A Shares), 0.86% (for Institutional Shares), and 1.36% (for Class R Shares) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested
directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$632	$884	$1,154	$1,925
Institutional Shares	$88	$302	$534	$1,201
Class R Shares	$138	$479	$844	$1,870
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
The section of the Class K Shares Summary Prospectus and Prospectus entitled “Key Facts About BlackRock Asian Dragon Fund — Fees and Expenses of the Fund” or “Fund Overview — Key Facts About BlackRock Asian Dragon Fund — Fees and Expenses of the Fund,” as applicable, is deleted in its entirety and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell Class K Shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee 1	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.01%
Fee Waivers and/or Expense Reimbursements 1,2	(0.20)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements 1,2	0.81%
1
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 28, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested
directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

2
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 28, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.81% of average daily net assets through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested
directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$83	$302	$538	$1,218
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Changes in the Fund’s Investment Strategy and Investment Process
The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock Asian Dragon Fund — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About BlackRock Asian Dragon Fund — Principal Investment Strategies of the Fund” or “Details About the Fund — How the Fund Invests — Principal Investment Strategies,” as applicable, is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in the equity securities of issuers located in countries with developing capital markets and derivatives that have similar economic characteristics.
A developing capital market is the market of any country that the World Bank, the International Finance Corporation, the United Nations or its authorities have determined to have a low or middle income economy. Countries with developing capital markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. For this purpose, developing capital markets include, but are not limited to, the markets of all countries that comprise the MSCI Emerging Markets Index (the “Benchmark”). The Fund may also consider an issuer to be located in a country that has a developing capital market if at least 50% of the issuer’s assets, gross revenues or profits in any one of the last two years represents assets or activities located in such countries.
Equity securities include common stock, preferred stock and convertible securities. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. The Fund may invest in equity securities of any market capitalization. From time to time the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).
The Fund may invest up to 25% of its assets in equity securities of issuers domiciled in the People’s Republic of China (“China” or the “PRC” and, for the purpose of this prospectus, excluding Hong Kong, Macau and Taiwan) and listed in China that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong
Stock Connect program (collectively, “Stock Connect”).
To determine the Fund’s investable universe, Fund management will first seek to screen out certain issuers based on ESG criteria determined by BlackRock.
Such screening criteria includes, among other things: (i) issuers engaged in the production of controversial weapons; (ii) issuers engaged in the production of civilian firearms; (iii) issuers engaged in the production of tobacco-related products; (iv) issuers that derive certain revenue from thermal coal generation or more than five percent of revenue from thermal coal mining, unless the Fund is investing in green bonds of such issuers; (v) issuers that derive more than five percent of revenue from oil sands extraction; and (vi) issuers identified by recognized third-party rating agencies as violators of the United Nations Global Compact, which are globally accepted principles covering corporate behavior in the areas of human rights, labor, environment, and anti-corruption.
The Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate or unavailable. This screening criteria is subject to change over time at BlackRock’s discretion.
The Fund will seek to invest in companies with sustainable business models which have a strong consideration for ESG risks and opportunities. Investment decisions are based on BlackRock’s fundamental research focusing on bottom up (i.e., company-specific) analysis that seeks to identify and select equity and equity-related securities that can, as a portfolio, deliver the Fund’s investment objective. BlackRock’s company-specific research uses techniques to assess equity characteristics such as strength of earnings, quality of balance sheet, cashflow trends and relative valuation, as well as assessing companies’ ESG practices. BlackRock also uses macro-economic and country level research to inform its equity selection and to identify opportunities where it considers particular countries may generate strong performance. BlackRock has a flexible allocation strategy with a focus on ESG principles which means that it does not have a persistent bias towards particular categories of investment, such as specific countries, industries or style factors (i.e., specific characteristics of companies that it is considered may drive returns), but it may make allocation decisions based on such categories at particular times and will have a bias towards investments with strong or improving ESG practices.
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including, but not limited to, the Benchmark. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.
The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock Asian Dragon Fund — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About BlackRock Asian Dragon Fund — Principal Risks of Investing in the Fund,” as applicable, and the section of the Prospectuses entitled “Details About the Fund — Investment Risks — Principal Risks of Investing in the Funds” are revised as follows:
The paragraphs entitled “Geographic Concentration Risk”, “Investment in a Particular Geographic Region or Country Risk – Asia-Pacific Countries”, “Investment Style Risk” and “Mid Cap Securities Risk” are deleted in its entirety.
The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock Asian Dragon Fund — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About BlackRock Asian Dragon Fund — Principal Risks of Investing in the Fund,” as applicable, is amended to add the following:

•
China Investments Risk
— Investment in Chinese securities subjects the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. The
A-shares
market has a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk and costs for the Fund. The Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility,
interest rate fluctuations and higher rates of inflation. China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in the Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The United States and China have been engaged in an ongoing trade war with one another, which has led to trade frictions between their economies and negative flow-on
consequences

on global markets and other nations closely affiliated with those countries. The current political climate has intensified concerns about the ongoing trade war between China and the United States, as each country has imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. In addition, there is a risk that further capital controls and/or sanctions may be imposed, which could include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory actions, such as seizure of assets. Any of these actions could severely impair the Fund’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to Chinese securities and assets, including the ability to transfer the Fund’s assets or income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect the Fund’s operations, causing the Fund to decline in value. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. From time to time, China has experienced outbreaks of infectious illnesses, including the novel coronavirus known as
“COVID-19.”
The country may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments.

•
China Risk — Risk of Investing through Stock Connect
— Investing in
A-shares
through Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to the Daily Quota, which may restrict the Fund’s ability to invest in
A-shares
through Stock Connect on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in
A-shares
through Stock Connect may subject the Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading.

•
China Tax Risk
—
Withholding Income Tax Risk
— Under the general taxing provision of the PRC Corporate Income Tax Law, a foreign investor, such as the Fund, is subject to a 10% withholding tax on passive income, including dividends, interest and capital gains on dispositions of PRC equity interests that are derived from the PRC, so long as the foreign investor is not considered to be a PRC tax resident, which can happen by virtue of the foreign investor being centrally managed or controlled in the PRC or by having a PRC “tax establishment.”

Circular 79, which the PRC tax authorities released on November 14, 2014, temporarily exempts QFIIs and Renminbi Qualified Foreign Institutional Investors from the withholding tax imposed on capital gains on dispositions of PRC trading shares and other equity interests. Circular 81, released on November 14, 2014, and Circular 127, released on December 1, 2016, temporarily exempt investors from the withholding tax imposed on capital gains on dispositions of PRC equity interests in
A-shares
traded through Stock Connect. However, even if Circulars 79, 81 and 127 apply, a foreign investor, such as the Fund, will still be subject to a 10% withholding tax on dividend and interest derived from issuers domiciled in the PRC.
Value Added Tax Risk
— Beginning May 1, 2016, the Business Tax (“BT”) that was imposed on financial services (including the transfer of financial products) was replaced with the Value Added Tax (“VAT”). Prior to that date, capital gains derived by investors from the trading of PRC securities (including
A-shares)
were exempt from BT. With the expansion of VAT to financial services, the BT exemption was grandfathered and investors continue to enjoy an exemption on gains under the new VAT regime. Dividends received by investors from investments in
A-shares
are not subject to VAT.
The duration of the temporary exemptions under Circulars 79, 81 and 127 is not stated in these circulars, and they are subject to termination by the PRC tax authorities without notice. Similarly, the duration of the exemption under the new VAT regime is subject to termination. If the exemptions are withdrawn or modified, the PRC tax authorities may seek to collect tax on gains realized on the Fund’s investments in
A-shares
or other Chinese investments, thereby subjecting the Fund to double taxation on such investments, and the resultant tax liability would adversely affect the Fund’s net asset value.

•
Depositary Receipts Risk
— Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform
terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

•	Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Volatility Risk
— Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Counterparty Risk
— Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.
Market and Illiquidity Risk
— The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
Valuation Risk
— Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
Hedging Risk
— Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
Tax Risk
— Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.
Regulatory Risk
— Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable
forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other
non-U.S.
jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter
(“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in
through at least 2021. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.
On October 28, 2020, the Securities and Exchange Commission adopted new regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”).
The Fund will be required to implement and comply with Rule
18f-4
by August 19, 2022. Once implemented, Rule
18f-4
will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Investment Company Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

•
ESG Investing Risk
— The Fund intends to screen out particular issuers pursuant to certain criteria established by BlackRock, and to measure ESG characteristics, including characteristics related to climate, with respect to certain investments pursuant to a methodology determined by BlackRock. This may affect the Fund’s exposure to certain issuers and the Fund may forego certain investment opportunities. The Fund’s results may be lower than other funds that do not seek to invest in issuers based on ESG criteria, or that use a different methodology to screen out issuers or evaluate ESG criteria. The Fund seeks to identify issuers that it believes are better positioned to manage ESG risks and opportunities related to their businesses and to avoid certain companies and industries with ESG related risks, but investors may differ in their views of what constitutes positive or negative ESG criteria. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. In evaluating a security or issuer based on ESG criteria, BlackRock is dependent upon certain information and data from third party providers of ESG research, which may be incomplete, inaccurate or unavailable. As a result, there is a risk that BlackRock may incorrectly assess a security or issuer. There is also a risk that BlackRock may not apply the relevant ESG criteria correctly or that a Fund could have indirect exposure to issuers who do not meet the relevant ESG criteria used by such Fund. Neither the Fund nor BlackRock make any representation or warranty, express or implied, with respect to the fairness, correctness, accuracy, reasonableness or completeness of such ESG assessment. There may be limitations with respect to availability of ESG data in certain sectors, as well as limited availability of investments with positive ESG assessments in certain sectors. BlackRock’s evaluation of ESG criteria is subjective and may change over time.

The Fund does not intend to measure ESG criteria with respect to all instruments in which it may invest, and may place weight on other factors when selecting investments. In addition, the Fund may not be successful in its objectives related to ESG characteristics, climate risk and climate opportunities. There is no guarantee that these objectives will be achieved, and such assessments are at BlackRock’s discretion.
•
Leverage Risk
— Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

•
“New Issues” Risk
— “New issues” are IPOs of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO.

•
Small and
Mid-Capitalization
Company Risk
— Companies with small or
mid-size
market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Investor A, Institutional and Class R | BLACKROCK ASIAN DRAGON FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS VII, INC.
BlackRock Asian Dragon Fund
(the “Fund”)
Supplement dated August 4, 2021 to the Summary Prospectuses, the
Prospectuses and the Statement of Additional Information of the Fund, each dated August 28, 2020
On July 27, 2021, the Board of Directors (the “Board”) of BlackRock Asian Dragon Fund, Inc. (the “Corporation”) approved certain changes relating to the Corporation. In particular, the Board approved (i) the redesignation of the share classes of the Corporation to a new series of the Corporation named BlackRock Asian Dragon Fund and (ii) a change in the name of the Corporation to “BlackRock Funds VII, Inc.”, in each case effective July 30, 2021.
The Board also approved a change in the name of the Fund to “BlackRock Sustainable Emerging Markets Equity Fund” and certain changes to the Fund’s investment process and investment strategy. In addition to these approvals, the Fund will also make a change to its benchmark index and portfolio managers. These changes are expected to become effective on or about October 28, 2021.
Effective on or about the close of business on October 28, 2021, all of the issued and outstanding shares of Investor C Shares of the Fund (the “Original Shares”) will be converted into Investor A Shares of the Fund (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower net expense ratios than the Original Shares. No sales load, fee or other charge will be imposed on the conversion of these shares. Please refer to the Fund’s Investor A, Institutional and Class R Shares Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.
In addition, effective on or about October 28, 2021, BlackRock Advisors, LLC, the Fund’s investment adviser (“BlackRock”), has agreed contractually to cap net expenses of the Fund at certain levels for the Fund’s Investor A, Institutional, Class R and Class K Shares. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the Prospectuses, exceed a certain limit for the Fund’s Investor A, Institutional, Class R and Class K Shares.
Accordingly, effective July
 30, 2021, the share classes of the Corporation are redesignated to a new series of the Corporation named BlackRock Asian Dragon Fund and the Corporation is renamed BlackRock Funds VII, Inc.
Effective on or about October 28, 2021, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
Change in the Fund’s Name
BlackRock Asian Dragon Fund is renamed BlackRock Sustainable Emerging Markets Equity Fund.
Change in the Fund’s Benchmark Index
The Fund is replacing the MSCI AC Asia ex Japan Index as a performance benchmark against which the Fund measures its performance with the MSCI Emerging Markets Index.
Conversion of Investor C Shares to Investor A Shares
All references to Investor C Shares in the Fund’s Investor A, Institutional and Class R Shares Summary Prospectus and Prospectus and Statement of Additional Information are hereby deleted.
Addition of Contractual Expense Caps
The section of the Investor A, Institutional and Class R Shares Summary Prospectus and Prospectus entitled “Key Facts About BlackRock Asian Dragon Fund — Fees and Expenses of the Fund” or “Fund Overview — Key Facts About BlackRock Asian Dragon Fund — Fees and Expenses of the Fund,” as applicable, is deleted in its entirety and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock or its affiliates. More information about these and other discounts is available from your Financial Intermediary and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 26 and
A-1,
respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page
II-86
of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	1	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee 2	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.50%
Other Expenses	0.38%	0.39%	0.49%
Total Annual Fund Operating Expenses	1.23%	0.99%	1.59%
Fee Waivers and/or Expense Reimbursements 2,3	(0.12)%	(0.13)%	(0.23)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements 2,3	1.11%	0.86%	1.36%

1
A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

2
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 42, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested
directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

3
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 42, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.11% (for Investor A Shares), 0.86% (for Institutional Shares), and 1.36% (for Class R Shares) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested
directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$632	$884	$1,154	$1,925
Institutional Shares	$88	$302	$534	$1,201
Class R Shares	$138	$479	$844	$1,870
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Changes in the Fund’s Investment Strategy and Investment Process
The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock Asian Dragon Fund — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About BlackRock Asian Dragon Fund — Principal Investment Strategies of the Fund” or “Details About the Fund — How the Fund Invests — Principal Investment Strategies,” as applicable, is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in the equity securities of issuers located in countries with developing capital markets and derivatives that have similar economic characteristics.
A developing capital market is the market of any country that the World Bank, the International Finance Corporation, the United Nations or its authorities have determined to have a low or middle income economy. Countries with developing capital markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. For this purpose, developing capital markets include, but are not limited to, the markets of all countries that comprise the MSCI Emerging Markets Index (the “Benchmark”). The Fund may also consider an issuer to be located in a country that has a developing capital market if at least 50% of the issuer’s assets, gross revenues or profits in any one of the last two years represents assets or activities located in such countries.
Equity securities include common stock, preferred stock and convertible securities. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. The Fund may invest in equity securities of any market capitalization. From time to time the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).
The Fund may invest up to 25% of its assets in equity securities of issuers domiciled in the People’s Republic of China (“China” or the “PRC” and, for the purpose of this prospectus, excluding Hong Kong, Macau and Taiwan) and listed in China that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong
Stock Connect program (collectively, “Stock Connect”).
To determine the Fund’s investable universe, Fund management will first seek to screen out certain issuers based on ESG criteria determined by BlackRock.
Such screening criteria includes, among other things: (i) issuers engaged in the production of controversial weapons; (ii) issuers engaged in the production of civilian firearms; (iii) issuers engaged in the production of tobacco-related products; (iv) issuers that derive certain revenue from thermal coal generation or more than five percent of revenue from thermal coal mining, unless the Fund is investing in green bonds of such issuers; (v) issuers that derive more than five percent of revenue from oil sands extraction; and (vi) issuers identified by recognized third-party rating agencies as violators of the United Nations Global Compact, which are globally accepted principles covering corporate behavior in the areas of human rights, labor, environment, and anti-corruption.
The Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate or unavailable. This screening criteria is subject to change over time at BlackRock’s discretion.
The Fund will seek to invest in companies with sustainable business models which have a strong consideration for ESG risks and opportunities. Investment decisions are based on BlackRock’s fundamental research focusing on bottom up (i.e., company-specific) analysis that seeks to identify and select equity and equity-related securities that can, as a portfolio, deliver the Fund’s investment objective. BlackRock’s company-specific research uses techniques to assess equity characteristics such as strength of earnings, quality of balance sheet, cashflow trends and relative valuation, as well as assessing companies’ ESG practices. BlackRock also uses macro-economic and country level research to inform its equity selection and to identify opportunities where it considers particular countries may generate strong performance. BlackRock has a flexible allocation strategy with a focus on ESG principles which means that it does not have a persistent bias towards particular categories of investment, such as specific countries, industries or style factors (i.e., specific characteristics of companies that it is considered may drive returns), but it may make allocation decisions based on such categories at particular times and will have a bias towards investments with strong or improving ESG practices.
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including, but not limited to, the Benchmark. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.
The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock Asian Dragon Fund — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About BlackRock Asian Dragon Fund — Principal Risks of Investing in the Fund,” as applicable, and the section of the Prospectuses entitled “Details About the Fund — Investment Risks — Principal Risks of Investing in the Funds” are revised as follows:
The paragraphs entitled “Geographic Concentration Risk”, “Investment in a Particular Geographic Region or Country Risk – Asia-Pacific Countries”, “Investment Style Risk” and “Mid Cap Securities Risk” are deleted in its entirety.
The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock Asian Dragon Fund — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About BlackRock Asian Dragon Fund — Principal Risks of Investing in the Fund,” as applicable, is amended to add the following:

•
China Investments Risk
— Investment in Chinese securities subjects the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. The
A-shares
market has a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk and costs for the Fund. The Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility,
interest rate fluctuations and higher rates of inflation. China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in the Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The United States and China have been engaged in an ongoing trade war with one another, which has led to trade frictions between their economies and negative flow-on
consequences

on global markets and other nations closely affiliated with those countries. The current political climate has intensified concerns about the ongoing trade war between China and the United States, as each country has imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. In addition, there is a risk that further capital controls and/or sanctions may be imposed, which could include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory actions, such as seizure of assets. Any of these actions could severely impair the Fund’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to Chinese securities and assets, including the ability to transfer the Fund’s assets or income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect the Fund’s operations, causing the Fund to decline in value. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. From time to time, China has experienced outbreaks of infectious illnesses, including the novel coronavirus known as
“COVID-19.”
The country may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments.

•
China Risk — Risk of Investing through Stock Connect
— Investing in
A-shares
through Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to the Daily Quota, which may restrict the Fund’s ability to invest in
A-shares
through Stock Connect on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in
A-shares
through Stock Connect may subject the Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading.

•
China Tax Risk
—
Withholding Income Tax Risk
— Under the general taxing provision of the PRC Corporate Income Tax Law, a foreign investor, such as the Fund, is subject to a 10% withholding tax on passive income, including dividends, interest and capital gains on dispositions of PRC equity interests that are derived from the PRC, so long as the foreign investor is not considered to be a PRC tax resident, which can happen by virtue of the foreign investor being centrally managed or controlled in the PRC or by having a PRC “tax establishment.”

Circular 79, which the PRC tax authorities released on November 14, 2014, temporarily exempts QFIIs and Renminbi Qualified Foreign Institutional Investors from the withholding tax imposed on capital gains on dispositions of PRC trading shares and other equity interests. Circular 81, released on November 14, 2014, and Circular 127, released on December 1, 2016, temporarily exempt investors from the withholding tax imposed on capital gains on dispositions of PRC equity interests in
A-shares
traded through Stock Connect. However, even if Circulars 79, 81 and 127 apply, a foreign investor, such as the Fund, will still be subject to a 10% withholding tax on dividend and interest derived from issuers domiciled in the PRC.
Value Added Tax Risk
— Beginning May 1, 2016, the Business Tax (“BT”) that was imposed on financial services (including the transfer of financial products) was replaced with the Value Added Tax (“VAT”). Prior to that date, capital gains derived by investors from the trading of PRC securities (including
A-shares)
were exempt from BT. With the expansion of VAT to financial services, the BT exemption was grandfathered and investors continue to enjoy an exemption on gains under the new VAT regime. Dividends received by investors from investments in
A-shares
are not subject to VAT.
The duration of the temporary exemptions under Circulars 79, 81 and 127 is not stated in these circulars, and they are subject to termination by the PRC tax authorities without notice. Similarly, the duration of the exemption under the new VAT regime is subject to termination. If the exemptions are withdrawn or modified, the PRC tax authorities may seek to collect tax on gains realized on the Fund’s investments in
A-shares
or other Chinese investments, thereby subjecting the Fund to double taxation on such investments, and the resultant tax liability would adversely affect the Fund’s net asset value.

•
Depositary Receipts Risk
— Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform
terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

•	Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Volatility Risk
— Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Counterparty Risk
— Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.
Market and Illiquidity Risk
— The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
Valuation Risk
— Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
Hedging Risk
— Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
Tax Risk
— Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.
Regulatory Risk
— Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable
forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other
non-U.S.
jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter
(“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in
through at least 2021. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.
On October 28, 2020, the Securities and Exchange Commission adopted new regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”).
The Fund will be required to implement and comply with Rule
18f-4
by August 19, 2022. Once implemented, Rule
18f-4
will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Investment Company Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

•
ESG Investing Risk
— The Fund intends to screen out particular issuers pursuant to certain criteria established by BlackRock, and to measure ESG characteristics, including characteristics related to climate, with respect to certain investments pursuant to a methodology determined by BlackRock. This may affect the Fund’s exposure to certain issuers and the Fund may forego certain investment opportunities. The Fund’s results may be lower than other funds that do not seek to invest in issuers based on ESG criteria, or that use a different methodology to screen out issuers or evaluate ESG criteria. The Fund seeks to identify issuers that it believes are better positioned to manage ESG risks and opportunities related to their businesses and to avoid certain companies and industries with ESG related risks, but investors may differ in their views of what constitutes positive or negative ESG criteria. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. In evaluating a security or issuer based on ESG criteria, BlackRock is dependent upon certain information and data from third party providers of ESG research, which may be incomplete, inaccurate or unavailable. As a result, there is a risk that BlackRock may incorrectly assess a security or issuer. There is also a risk that BlackRock may not apply the relevant ESG criteria correctly or that a Fund could have indirect exposure to issuers who do not meet the relevant ESG criteria used by such Fund. Neither the Fund nor BlackRock make any representation or warranty, express or implied, with respect to the fairness, correctness, accuracy, reasonableness or completeness of such ESG assessment. There may be limitations with respect to availability of ESG data in certain sectors, as well as limited availability of investments with positive ESG assessments in certain sectors. BlackRock’s evaluation of ESG criteria is subjective and may change over time.

The Fund does not intend to measure ESG criteria with respect to all instruments in which it may invest, and may place weight on other factors when selecting investments. In addition, the Fund may not be successful in its objectives related to ESG characteristics, climate risk and climate opportunities. There is no guarantee that these objectives will be achieved, and such assessments are at BlackRock’s discretion.
•
Leverage Risk
— Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

•
“New Issues” Risk
— “New issues” are IPOs of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO.

•
Small and
Mid-Capitalization
Company Risk
— Companies with small or
mid-size
market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Class K | BLACKROCK ASIAN DRAGON FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS VII, INC.
BlackRock Asian Dragon Fund
(the “Fund”)
Supplement dated August 4, 2021 to the Summary Prospectuses, the
Prospectuses and the Statement of Additional Information of the Fund, each dated August 28, 2020
The section of the Class K Shares Summary Prospectus and Prospectus entitled “Key Facts About BlackRock Asian Dragon Fund — Fees and Expenses of the Fund” or “Fund Overview — Key Facts About BlackRock Asian Dragon Fund — Fees and Expenses of the Fund,” as applicable, is deleted in its entirety and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell Class K Shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee 1	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.01%
Fee Waivers and/or Expense Reimbursements 1,2	(0.20)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements 1,2	0.81%
1
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 28, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested
directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

2
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 28, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.81% of average daily net assets through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested
directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$83	$302	$538	$1,218
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Changes in the Fund’s Investment Strategy and Investment Process
The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock Asian Dragon Fund — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About BlackRock Asian Dragon Fund — Principal Investment Strategies of the Fund” or “Details About the Fund — How the Fund Invests — Principal Investment Strategies,” as applicable, is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in the equity securities of issuers located in countries with developing capital markets and derivatives that have similar economic characteristics.
A developing capital market is the market of any country that the World Bank, the International Finance Corporation, the United Nations or its authorities have determined to have a low or middle income economy. Countries with developing capital markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. For this purpose, developing capital markets include, but are not limited to, the markets of all countries that comprise the MSCI Emerging Markets Index (the “Benchmark”). The Fund may also consider an issuer to be located in a country that has a developing capital market if at least 50% of the issuer’s assets, gross revenues or profits in any one of the last two years represents assets or activities located in such countries.
Equity securities include common stock, preferred stock and convertible securities. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. The Fund may invest in equity securities of any market capitalization. From time to time the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).
The Fund may invest up to 25% of its assets in equity securities of issuers domiciled in the People’s Republic of China (“China” or the “PRC” and, for the purpose of this prospectus, excluding Hong Kong, Macau and Taiwan) and listed in China that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong
Stock Connect program (collectively, “Stock Connect”).
To determine the Fund’s investable universe, Fund management will first seek to screen out certain issuers based on ESG criteria determined by BlackRock.
Such screening criteria includes, among other things: (i) issuers engaged in the production of controversial weapons; (ii) issuers engaged in the production of civilian firearms; (iii) issuers engaged in the production of tobacco-related products; (iv) issuers that derive certain revenue from thermal coal generation or more than five percent of revenue from thermal coal mining, unless the Fund is investing in green bonds of such issuers; (v) issuers that derive more than five percent of revenue from oil sands extraction; and (vi) issuers identified by recognized third-party rating agencies as violators of the United Nations Global Compact, which are globally accepted principles covering corporate behavior in the areas of human rights, labor, environment, and anti-corruption.
The Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate or unavailable. This screening criteria is subject to change over time at BlackRock’s discretion.
The Fund will seek to invest in companies with sustainable business models which have a strong consideration for ESG risks and opportunities. Investment decisions are based on BlackRock’s fundamental research focusing on bottom up (i.e., company-specific) analysis that seeks to identify and select equity and equity-related securities that can, as a portfolio, deliver the Fund’s investment objective. BlackRock’s company-specific research uses techniques to assess equity characteristics such as strength of earnings, quality of balance sheet, cashflow trends and relative valuation, as well as assessing companies’ ESG practices. BlackRock also uses macro-economic and country level research to inform its equity selection and to identify opportunities where it considers particular countries may generate strong performance. BlackRock has a flexible allocation strategy with a focus on ESG principles which means that it does not have a persistent bias towards particular categories of investment, such as specific countries, industries or style factors (i.e., specific characteristics of companies that it is considered may drive returns), but it may make allocation decisions based on such categories at particular times and will have a bias towards investments with strong or improving ESG practices.
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including, but not limited to, the Benchmark. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.
The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock Asian Dragon Fund — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About BlackRock Asian Dragon Fund — Principal Risks of Investing in the Fund,” as applicable, and the section of the Prospectuses entitled “Details About the Fund — Investment Risks — Principal Risks of Investing in the Funds” are revised as follows:
The paragraphs entitled “Geographic Concentration Risk”, “Investment in a Particular Geographic Region or Country Risk – Asia-Pacific Countries”, “Investment Style Risk” and “Mid Cap Securities Risk” are deleted in its entirety.
The section of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock Asian Dragon Fund — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About BlackRock Asian Dragon Fund — Principal Risks of Investing in the Fund,” as applicable, is amended to add the following:

•
China Investments Risk
— Investment in Chinese securities subjects the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. The
A-shares
market has a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk and costs for the Fund. The Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility,
interest rate fluctuations and higher rates of inflation. China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in the Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The United States and China have been engaged in an ongoing trade war with one another, which has led to trade frictions between their economies and negative flow-on
consequences

on global markets and other nations closely affiliated with those countries. The current political climate has intensified concerns about the ongoing trade war between China and the United States, as each country has imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. In addition, there is a risk that further capital controls and/or sanctions may be imposed, which could include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory actions, such as seizure of assets. Any of these actions could severely impair the Fund’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to Chinese securities and assets, including the ability to transfer the Fund’s assets or income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect the Fund’s operations, causing the Fund to decline in value. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. From time to time, China has experienced outbreaks of infectious illnesses, including the novel coronavirus known as
“COVID-19.”
The country may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments.

•
China Risk — Risk of Investing through Stock Connect
— Investing in
A-shares
through Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to the Daily Quota, which may restrict the Fund’s ability to invest in
A-shares
through Stock Connect on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in
A-shares
through Stock Connect may subject the Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading.

•
China Tax Risk
—
Withholding Income Tax Risk
— Under the general taxing provision of the PRC Corporate Income Tax Law, a foreign investor, such as the Fund, is subject to a 10% withholding tax on passive income, including dividends, interest and capital gains on dispositions of PRC equity interests that are derived from the PRC, so long as the foreign investor is not considered to be a PRC tax resident, which can happen by virtue of the foreign investor being centrally managed or controlled in the PRC or by having a PRC “tax establishment.”

Circular 79, which the PRC tax authorities released on November 14, 2014, temporarily exempts QFIIs and Renminbi Qualified Foreign Institutional Investors from the withholding tax imposed on capital gains on dispositions of PRC trading shares and other equity interests. Circular 81, released on November 14, 2014, and Circular 127, released on December 1, 2016, temporarily exempt investors from the withholding tax imposed on capital gains on dispositions of PRC equity interests in
A-shares
traded through Stock Connect. However, even if Circulars 79, 81 and 127 apply, a foreign investor, such as the Fund, will still be subject to a 10% withholding tax on dividend and interest derived from issuers domiciled in the PRC.
Value Added Tax Risk
— Beginning May 1, 2016, the Business Tax (“BT”) that was imposed on financial services (including the transfer of financial products) was replaced with the Value Added Tax (“VAT”). Prior to that date, capital gains derived by investors from the trading of PRC securities (including
A-shares)
were exempt from BT. With the expansion of VAT to financial services, the BT exemption was grandfathered and investors continue to enjoy an exemption on gains under the new VAT regime. Dividends received by investors from investments in
A-shares
are not subject to VAT.
The duration of the temporary exemptions under Circulars 79, 81 and 127 is not stated in these circulars, and they are subject to termination by the PRC tax authorities without notice. Similarly, the duration of the exemption under the new VAT regime is subject to termination. If the exemptions are withdrawn or modified, the PRC tax authorities may seek to collect tax on gains realized on the Fund’s investments in
A-shares
or other Chinese investments, thereby subjecting the Fund to double taxation on such investments, and the resultant tax liability would adversely affect the Fund’s net asset value.

•
Depositary Receipts Risk
— Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform
terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

•	Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Volatility Risk
— Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Counterparty Risk
— Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.
Market and Illiquidity Risk
— The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
Valuation Risk
— Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
Hedging Risk
— Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
Tax Risk
— Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.
Regulatory Risk
— Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable
forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other
non-U.S.
jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter
(“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in
through at least 2021. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.
On October 28, 2020, the Securities and Exchange Commission adopted new regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”).
The Fund will be required to implement and comply with Rule
18f-4
by August 19, 2022. Once implemented, Rule
18f-4
will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Investment Company Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

•
ESG Investing Risk
— The Fund intends to screen out particular issuers pursuant to certain criteria established by BlackRock, and to measure ESG characteristics, including characteristics related to climate, with respect to certain investments pursuant to a methodology determined by BlackRock. This may affect the Fund’s exposure to certain issuers and the Fund may forego certain investment opportunities. The Fund’s results may be lower than other funds that do not seek to invest in issuers based on ESG criteria, or that use a different methodology to screen out issuers or evaluate ESG criteria. The Fund seeks to identify issuers that it believes are better positioned to manage ESG risks and opportunities related to their businesses and to avoid certain companies and industries with ESG related risks, but investors may differ in their views of what constitutes positive or negative ESG criteria. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. In evaluating a security or issuer based on ESG criteria, BlackRock is dependent upon certain information and data from third party providers of ESG research, which may be incomplete, inaccurate or unavailable. As a result, there is a risk that BlackRock may incorrectly assess a security or issuer. There is also a risk that BlackRock may not apply the relevant ESG criteria correctly or that a Fund could have indirect exposure to issuers who do not meet the relevant ESG criteria used by such Fund. Neither the Fund nor BlackRock make any representation or warranty, express or implied, with respect to the fairness, correctness, accuracy, reasonableness or completeness of such ESG assessment. There may be limitations with respect to availability of ESG data in certain sectors, as well as limited availability of investments with positive ESG assessments in certain sectors. BlackRock’s evaluation of ESG criteria is subjective and may change over time.

The Fund does not intend to measure ESG criteria with respect to all instruments in which it may invest, and may place weight on other factors when selecting investments. In addition, the Fund may not be successful in its objectives related to ESG characteristics, climate risk and climate opportunities. There is no guarantee that these objectives will be achieved, and such assessments are at BlackRock’s discretion.
•
Leverage Risk
— Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

•
“New Issues” Risk
— “New issues” are IPOs of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO.

•
Small and
Mid-Capitalization
Company Risk
— Companies with small or
mid-size
market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.